Shareholder Report, Holdings (Details) - C000005732	Feb. 28, 2026
1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	21.90%
8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	33.90%
31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	35.50%
61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.30%
91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)